Note 6 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, gross		$ 3,924	$ 3,920
Accumulated depreciation and amortization		(3,741)	(3,658)
Property and equipment, net	$ 128	183	262
Leasehold Improvements [Member]
Property and equipment, gross		2,664	2,649
Manufacturing, Laboratory, and Office Equipment [Member]
Property and equipment, gross		870	881
Furniture and Fixtures [Member]
Property and equipment, gross		$ 390	$ 390